   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 3, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
        WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER, 14 2000.


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ x ]; Amendment Number:  2
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ x ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      11/14/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:       $656,514
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE

                                                         Ruane, Cunniff & Co., Inc.

                                                                 September 30, 1999

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CNB Bancshares Inc             COM              126126101    14518   273925 SH       SOLE                     1201            272724
Cedar Fair LP-Dep Rcpts Repstg COM              150185106     2435   117368 SH       SOLE                                     117368
Clayton Homes Inc              COM              184190106    11102  1277958 SH       SOLE                                    1277958
Dover Corp.                    COM              260003108   110650  2707025 SH       SOLE                  1026896           1680129
                                                             88429  2163400 SH       DEFINED               2163400
Expeditors Int'l of Wash. Inc. COM              302130109   321025 10002739 SH       SOLE                  2580146           7422593
Interim Services               COM              45868P100    95634  5840260 SH       SOLE                   185250           5655010
MacDermid Inc                  COM              554273102     7365   216234 SH       SOLE                    33700            182534
Triad Guaranty Inc             COM              895925105     5354   317300 SH       SOLE                                     317300